Significant Vendor (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Significant Vendor [Line Items]
Accounts Payable, Current	$ 1,391,000		$ 1,391,000		$ 1,177,000	$ 1,104,000
Accrued Liabilities, Current	957,000		957,000		920,000	159,000
Research and Development Expense	1,136,000	$ 1,048,000	3,005,000	$ 2,303,000	3,156,000	3,495,000
Revenue, Net, Total	37,000	379,000	247,000	673,000	948,000	1,851,000
Amended Agreement [Member]
Significant Vendor [Line Items]
Research and Development Expense						2,100,000
Revenue, Net, Total	0	357,000	137,000	635,000	758,000	1,851,000
Fraunhofer [Member]
Significant Vendor [Line Items]
Accounts Payable, Current	75,000		75,000		341,000	445,000
Accrued Liabilities, Current	0		0		122,000	0
Novici [Member]
Significant Vendor [Line Items]
Accounts Payable, Current	199,000		199,000		200,000	153,000
Research and Development Expense	$ 225,000	$ 244,000	$ 670,000	$ 723,000	$ 1,036,000	$ 995,000